Note 15 - Shareholders' Equity (Details Textual)		12 Months Ended
	Oct. 28, 2011 $ / shares shares	Oct. 31, 2020 shares	Oct. 31, 2019 shares	Jul. 14, 2015 shares
Common Stock, Shares, Outstanding, Ending Balance (in shares)		7,537,087	7,458,981
Stock Repurchase Program, Number of Shares Authorized to be Repurchased (in shares)				400,000
Purchase And Retire Percentage Of Shares In Common Stock Outstanding				6.00%
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased (in shares)		398,400
Common Stock Dividends, Rights Per Share (in shares)	1
Minimum Percentage of Stock Owner in Stockholder Protection Rights Agreement	15.00%
Preferred Stock Dividends, Rights Per Share, No Par Value (in dollars per share) | $ / shares	$ 0
Preferred Stock, Exercise Price (in dollars per share) | $ / shares	$ 25
Preferred Stock, Number of Votes	1,000
Preferred Stock, Dividend Rate, Common Stock Dividend Amount Multiplier	1,000
Preferred Stock, Redemption Price Per Share (in dollars per share) | $ / shares	$ 0.0001
Preferred Stock, Capital Shares Reserved for Future Issuance (in shares)		100,000
Minimum [Member]
Stock Repurchase Program, Period in Force (Month)		24 months
Maximum [Member]
Stock Repurchase Program, Period in Force (Month)		36 months